Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of remuneration granted to the management board

The remuneration granted to the Management Board during the year ended December 31, 2023 consists of the following:

	Short-term employee benefits		Long-term equity-settled share-based payments
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Severance compensation in € thousand	Total in € thousand
2023	1,475	1,180	75,000	1,515	750	4,920
2022	1,380	488	108,000	1,818	0	3,686

Summary annual remuneration for the supervisory board

The annual remuneration for the Supervisory Board is as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Dr. Manfred Krischke	127	151	80
Bulent Altan	51	0	0
Peter Müller-Brühl	117	121	50
Hans Koenigsmann	64	66	12
Margaret Abernathy	35	0	0
Steve Geskos	59	101	32
Wincent Wobbe	40	67	19
Dr. Gerd Gruppe	0	0	39
Thomas Hanke	0	0	16
Dr. Thomas Billeter	0	0	15
Total	493	506	263

Summary of detailed information about board member's share holdings explanatory

Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2023	December 31, 2022	Change
Joachim Horwath	220,527	220,527	0
Peter Müller-Brühl	4,445	4,445	0
Bulent Altan	1,136	1,136	0
Stefan Berndt-von Bülow	174	174	0